Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,376	$ 2,394
Less - accumulated depreciation and amortization	1,878	1,803
Property and equipment, net	498	591
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,807	1,756
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	263	263
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	152	166
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	146	201
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8	$ 8